SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS
 ---------------------------------------------------------------------------
                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                        VARIABLE SEPARATE ACCOUNT

     Polaris II Platinum Series Variable Annuity dated January 2, 2013

                     VARIABLE ANNUITY ACCOUNT SEVEN

  Polaris II A-Class Platinum Series Variable Annuity dated January 2, 2013
 ---------------------------------------------------------------------------
      THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         FS VARIABLE SEPARATE ACCOUNT

             Polaris II Variable Annuity dated April 30, 2012
    Polaris II A-Class Platinum Series Variable Annuity dated May 1, 2010
 ---------------------------------------------------------------------------

The following amends the POLARIS PORTFOLIO ALLOCATOR PROGRAM section of the prospectus. The Sample Portfolio allocations listed below and the paragraph following the chart are added to the prospectus:


Sample Portfolios (effective February 11, 2013)
--------------------------------------------------------------------------
Variable Portfolios                Balanced       Growth           All
                                    Toward         Focus         Equity
                                    Growth                        Focus
--------------------------------------------------------------------------
American Funds Global Growth        12.0%          12.0%          17.0%
--------------------------------------------------------------------------
American Funds Growth                9.0%          10.0%          10.0%
--------------------------------------------------------------------------
Corporate Bond                       5.0%           0.0%           0.0%
--------------------------------------------------------------------------
Foreign Value                       11.0%          15.0%          18.0%
--------------------------------------------------------------------------
Government & Quality Bond           25.0%          20.0%           0.0%
--------------------------------------------------------------------------
Growth Opportunities                 3.0%           5.0%           6.0%
--------------------------------------------------------------------------
Invesco Van Kampen V.I. Comstock     6.0%          10.0%          13.0%
Fund, Series II Shares
--------------------------------------------------------------------------
Invesco Van Kampen V.I. Growth       5.0%          10.0%          12.0%
and Income Fund, Series II Shares
--------------------------------------------------------------------------
MFS Massachusetts Investors Trust    7.0%          10.0%          14.0%
--------------------------------------------------------------------------
MFS Total Return                    13.0%           0.0%           0.0%
--------------------------------------------------------------------------
Mid-Cap Growth                       4.0%           8.0%          10.0%
==========================================================================
Total                              100.0%         100.0%         100.0%


The Sample Portfolios listed above are those that are currently available.
The Sample Portfolios are reconfigured from time to time. However, once you invest in a Sample Portfolio, the percentages of your contract value allocated to each Variable Portfolio within a Sample Portfolio will not be changed by us. If you purchased your contract prior to the current allocations of the Sample Portfolios specified above, any subsequent Purchase Payments will be invested in the same Sample Portfolio as your current investment and will not be invested in the Sample Portfolio allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Sample Portfolio in line with your investment goals over time.



Dated:  February 11, 2013




           Please keep this Supplement with your Prospectus